Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2022 and 2021 are summarized as follows:

			December 31, 2022			December 31, 2021
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,303	1,464	838	2,298	1,349	949
Computer software and game library	3-14	6.3	887	809	78	918	809	109
Trademarks	1-20	14.2	184	119	65	185	106	80
Developed technologies	2-15	6.1	283	222	61	233	216	17
Licenses	3-23	3.7	133	55	78	65	58	6
Other	2-17	7.9	40	31	9	35	28	7
			3,830	2,700	1,130	3,734	2,566	1,168
Unamortized:
Trademarks			245		245	245	—	245
			4,075	2,700	1,375	3,979	2,566	1,413

Schedule of Intangible Assets, not Subject to Amortization
Intangible assets at December 31, 2022 and 2021 are summarized as follows:

			December 31, 2022			December 31, 2021
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.5	2,303	1,464	838	2,298	1,349	949
Computer software and game library	3-14	6.3	887	809	78	918	809	109
Trademarks	1-20	14.2	184	119	65	185	106	80
Developed technologies	2-15	6.1	283	222	61	233	216	17
Licenses	3-23	3.7	133	55	78	65	58	6
Other	2-17	7.9	40	31	9	35	28	7
			3,830	2,700	1,130	3,734	2,566	1,168
Unamortized:
Trademarks			245		245	245	—	245
			4,075	2,700	1,375	3,979	2,566	1,413

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2023	199
2024	182
2025	158
2026	119
2027	112
769